TOUCHSTONE MARKET NEUTRAL EQUITY FUND                         SUMMARY PROSPECTUS
CLASS A TICKER: TSEAX    CLASS C TICKER: TSECX                JANUARY 28, 2011
CLASS Y TICKER: TSEYX

Before you invest, you may want to review the fund's Prospectus, which contains information about the fund and its risks. The fund's Prospectus and Statement of Additional Information, both dated January 28, 2011 as amended from time to time, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund's Prospectus and other information about the fund, go to www.TouchstoneInvestments.com/home/formslit/, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

THE FUND'S INVESTMENT GOAL

The Touchstone Market Neutral Equity Fund seeks capital appreciation and to provide positive returns regardless of the direction of the stock markets.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of Additional Information.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    Class A           Class C             Class Y
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
    Purchases (as a percentage of offering price)                   5.75%             None                None
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)                      None              1.00%               None
Wire Redemption Fee                                                 Up to $15         Up to $15           None
-----------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
-----------------------------------------------------------------------------------------------------------------------------
Management Fees                                                     1.30%             1.30%               1.30%
Distribution and/or Service (12b-1) Fees                            0.25%             1.00%               None
Other Expenses                                                      1.15%             1.14%               0.99%
    Dividend Expenses on Securities Sold Short                      1.19%             1.04%               1.10%
Total Annual Fund Operating Expenses                                3.89%             4.48%               3.39%
Fee Waiver and/or Expense Reimbursement(1)                          2.39%             2.23%               2.14%
Total Annual Fund Operating Expenses After Fee Waiver
       and/or Expense Reimbursement(2)                              1.50%             2.25%               1.25%
-----------------------------------------------------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.50%, 2.25% and 1.25% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
(2) Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended September 30, 2010.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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                                                                     Assuming No
                           Assuming Redemption at End of Period      Redemption
                          Class A         Class C         Class Y      Class C
1 Year                     $719            $331            $127        $228
3 Years                    $1,486          $1,154          $842        $1,154
5 Years                    $2,271          $2,089          $1,580      $2,089
10 Years                   $4,309          $4,469          $3,532      $4,469
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 377% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Touchstone Market Neutral Equity Fund, under normal conditions, invests long in equity securities believed to be undervalued, and takes short positions in securities believed to be overvalued, as determined by the fund's sub-advisor, Aronson Johnson Ortiz, LP ("AJO").

AJO employs a systematic, disciplined, quantitative investment process based upon an investment philosophy that superior investment results are best achieved by a combination of value, management, and momentum.

AJO screens every stock that trades on a major U.S. exchange for companies that have at least three years of operating history and have sufficient liquidity for both long and short positions, while considering suitability (no bankruptcies, ADRs, gold stocks, or funds). AJO then evaluates each company by examining it relative to its industry peers, using multiple measures within the categories of value, management, and momentum, to derive an excess expected return for each company. The portfolio is constructed with individual security weights driven by combining AJO's estimates of excess expected return and its assessment of risk.
AJO seeks to minimize implementation shortfall, defined as the difference between valuation price and execution price, including commissions, dealer spreads, market impact, and opportunity costs.

The Fund is sector-neutral long versus short, meaning it seeks to maintain an equal dollar amount of long positions and short positions within each sector and the Fund in total, and seeks to be widely diversified in terms of industry, fundamental characteristics, and other statistical measures of risk. Under normal market conditions, the Fund will remain fully invested at all times, maintaining cash necessary to collateralize short positions and changes in market value.

AJO's sell discipline is primarily driven by changes in valuations from their ongoing evaluation of the investment universe, after consideration of transaction costs.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

THE PRINCIPAL RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Historically, the equity markets have moved in cycles.
The value of the Fund's equity securities may fluctuate from day to day.
Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

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The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Sub-Advisor's ability to accurately anticipate the future value of a security. The Fund may short up to 100% of the long portfolio market value.

Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of long/short investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Citigroup 3-Month Treasury Bill Index.
The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

MARKET NEUTRAL EQUITY FUND - CLASS A TOTAL RETURN AS OF DECEMBER 31

                                  [BAR CHART]

                                      2010
                                      ----
                                     -3.88%

Best Quarter:  2nd Quarter 2010 1.35%    Worst Quarter:  1st Quarter 2010 -3.88%

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

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AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2010
                                                                 Since Inception
                                                  1 Year           (09-30-09)
MARKET NEUTRAL EQUITY FUND
--------------------------------------------------------------------------------
CLASS A RETURNS
Return Before Taxes                               -9.38%             -7.22%
Return After Taxes on Distributions               -9.38%             -7.22%
Return After Taxes on Distributions and
    Sale of Fund Shares                           -6.10%             -6.13%
CLASS C RETURN                                    -4.49%             -3.37%
CLASS Y RETURN                                    -3.48%             -2.40%
CITIGROUP 3-MONTH TREASURY BILL INDEX              0.13%              0.17%
(reflects no deductions for fees, expenses or taxes)
--------------------------------------------------------------------------------
INVESTMENT ADVISOR                           INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.                    Aronson Johnson Ortiz, LP

PORTFOLIO MANAGER(S)

Theodore R. Aronson, CFA, CIC
Portfolio Manager
Managing the Fund since 2009

Stefani Cranston, CFA, CPA
Portfolio Manager
Managing the Fund since 2009

Gina Marie N. Moore, CFA, CPA
Portfolio Manager
Managing the Fund since 2009

Martha E. Ortiz, CFA, CIC
Portfolio Manager
Managing the Fund since 2009

R. Brian Wenzinger, CFA
Portfolio Manager
Managing the Fund since 2009

Christopher J. W. Whitehead
Portfolio Manager
Managing the Fund since 2010

BUYING AND SELLING FUND SHARES

Minimum Investment Requirements

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

                                                                 CLASS A AND CLASS C                        CLASS Y
                                                            Initial          Additional             Initial         Additional
                                                           Investment        Investment            Investment       Investment
-------------------------------------------------------------------------------------------------------------------------------
Regular Account                                           $     2,500       $         50           $      2,500        None
Retirement Account or Custodial Account under
      the Uniform Gifts/Transfers to Minors Act           $     1,000       $         50           None                None
Investments through the Automatic Investment Plan         $       100       $         50           None                None
-------------------------------------------------------------------------------------------------------------------------------

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. Class A shares and Class C shares may be purchased and sold directly from Touchstone Securities, Inc. or through your financial advisor. Class Y shares are available only through your financial institution. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless the shares are held in a tax-deferred account. Shares that are held in a tax-deferred account may be taxed as ordinary or capital gains once they are withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.